NORTHERN ULTRASHORT FIXED INCOME FUND [Member] Expense Example - NORTHERN ULTRASHORT FIXED INCOME FUND [Member] - ULTRA-SHORT FIXED INCOME FUND - ULTRA-SHORT FIXED INCOME FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	92
Expense Example, with Redemption, 5 Years	165
Expense Example, with Redemption, 10 Years	$ 377